Investments - Teekay Offshore - ALP Maritime Services B.V. - Additional Information (Detail) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 14, 2014 USD ($) Stockholders Vessel	Mar. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Newbuildings [Member]
Net Investment Income [Line Items]
Expected cost of project				$ 3,600,000
ALP Maritime Services B.V [Member] | Contingent Consideration On Operating Results [Member]
Net Investment Income [Line Items]
General and administrative				$ 700	$ 500
Teekay Offshore [Member] | ALP Maritime Services B.V [Member]
Net Investment Income [Line Items]
Percentage of ownership acquired	100.00%	100.00%	100.00%
Expected cost of project		$ 232,000
Purchase price paid in cash	$ 2,616
Business Combination, Contingent Consideration Arrangements, Description				Teekay Offshore has the option to pay up to 50% of this compensation through the issuance of common units of Teekay Offshore. Each of the contingent compensation amounts are payable only if the three former shareholders are employed by ALP at the time the performance conditions are met.
Acquisition and business development fee			$ 1,000
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Shareholders of ALP [Member]
Net Investment Income [Line Items]
Number of shareholders | Stockholders	3
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Delivered [Member] | Shareholders of ALP [Member]
Net Investment Income [Line Items]
Contingent consideration payable	$ 2,400
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Contingent Consideration On Operating Results [Member] | Shareholders of ALP [Member]
Net Investment Income [Line Items]
Contingent consideration payable	$ 2,600
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Newbuildings [Member] | Long Distance Towing and Offshore Installation [Member]
Net Investment Income [Line Items]
Number of vessels | Vessel	4